Fees Summary	Oct. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 581,600,000
Previously Paid Amount
Total Fee Amount	80,318.96
Total Offset Amount
Net Fee	$ 80,318.96